UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23823)

Tema ETF Trust
(Exact name of registrant as specified in charter)

Brookfield Place

200 Vesey Street, Suite 24106

New York, NY 10281
(Address of principal executive offices) (Zip code)

Matthew Keeling, President

Brookfield Place

200 Vesey Street, Suite 24106

New York, NY 10281
(Name and address of agent for service)

(302) - 499 - 4928 ext. 801

Registrant's telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: August 31, 2023

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report
August 31, 2023 (Unaudited)

Tema ETF Trust
•Tema American Reshoring ETF	| RSHO	| NYSE Arca, Inc.
•Tema Monopolies and Oligopolies ETF	| TOLL	| CBOE BZX Exchange, Inc.
•Tema Luxury ETF	| LUX	| NYSE Arca, Inc.
•Tema Oncology ETF	| CANC	| NASDAQ Stock Market LLC
•Tema Global Royalties ETF	| ROYA	| CBOE BZX Exchange, Inc.

Tema ETF Trust

1

Portfolio Allocations by Sector and Country (Unaudited)	Tema ETF Trust
August 31, 2023

Tema American Reshoring ETF

Sector	Percentage of Total Net Assets
Industrials	74.2%
Materials	20.5%
Consumer Discretionary	2.5%
Information Technology	2.1%
Money Market Fund and Other Assets and Liabilities	0.7%
Total	100.0%

Country	Percentage of Total Net Assets
United States	74.1%
Ireland	17.9%
Switzerland	2.7%
United Kingdom	2.5%
Singapore	1.2%
Taiwan	0.9%
Other(1)	0.7%
Total	100.0%

Tema Monopolies and Oligopolies ETF

Sector	Percentage of Total Net Assets
Industrials	39.2%
Financials	24.7%
Health Care	12.7%
Information Technology	12.2%
Materials	6.5%
Communication Services	2.6%
Money Market Fund and Other Assets and Liabilities	2.1%
Total	100.0%

Country	Percentage of Total Net Assets
United States	53.2%
Netherlands	10.9%
France	9.4%
Canada	9.1%
Spain	4.4%
Denmark	3.5%
Germany	3.2%
Switzerland	2.2%
United Kingdom	2.0%
Other(1)	2.1%
Total	100.0%

(1) Includes cash and net other assets (liabilities).

2

Portfolio Allocations by Sector and Country (Unaudited) (Continued)	Tema ETF Trust
August 31, 2023

Tema Luxury ETF

Sector	Percentage of Total Net Assets
Consumer Discretionary	59.9%
Consumer Staples	19.0%
Health Care	1.4%
Money Market Fund and Other Assets and Liabilities	19.7%
Total	100.0%

Country	Percentage of Total Net Assets
France	30.5%
United States	12.9%
Germany	8.7%
Italy	7.7%
Switzerland	7.5%
Netherlands	5.6%
China	2.6%
Cayman Islands	2.5%
United Kingdom	1.5%
Virgin Islands (British)	0.8%
Other(1)	19.7%
Total	100.0%

Tema Oncology ETF

Sector	Percentage of Total Net Assets
Health Care	99.4%
Money Market Fund and Other Assets and Liabilities	0.6%
Total	100.0%

Country	Percentage of Total Net Assets
United States	61.8%
Japan	6.5%
Switzerland	6.3%
United Kingdom	6.1%
Cayman Islands	5.8%
Netherlands	5.5%
Germany	3.6%
Denmark	2.8%
Canada	1.0%
Other(1)	0.6%
Total	100.0%

(1)Includes cash and net other assets (liabilities).

3

Tema Global Royalties ETF

Sector	Percentage of Total Net Assets
Materials	36.5%
Energy	27.9%
Information Technology	12.3%
Health Care	10.3%
Communication Services	8.6%
Money Market Fund and Other Assets and Liabilities	4.4%
Total	100.0%

Country	Percentage of Total Net Assets
Canada	40.3%
United States	40.2%
United Kingdom	4.8%
Australia	3.8%
Netherlands	3.7%
Denmark	2.8%
Other(1)	4.4%
Total	100.0%

(1)Includes cash and net other assets (liabilities).

Portfolio Allocations by Sector and Country (Unaudited) (Continued)	Tema ETF Trust
August 31, 2023

The accompanying notes are an integral part of these financial statements.
4

Schedule of Investments	Tema American Reshoring ETF
August 31, 2023 (Unaudited)

Investments	Number of Shares	Value
COMMON STOCKS — 99.3%
Aerospace & Defense — 2.9%
Boeing Co. (The)*	1,368	$306,473
Air Freight & Logistics — 3.1%
GXO Logistics, Inc.*	5,040	322,409
Building Products — 2.7%
Allegion plc - ADR^	2,484	282,704
Chemicals — 4.5%
Linde plc - ADR^	1,224	473,737
Commercial Services & Supplies — 3.1%
Clean Harbors, Inc.*	1,944	329,197
Construction & Engineering — 5.5%
API Group Corp.*	8,136	229,028
Fluor Corp.*	9,900	346,401
		575,429
Construction Materials — 12.9%
CRH plc - SP - ADR^	9,108	524,347
Summit Materials, Inc., Class A*	8,856	331,303
Vulcan Materials Co.	2,304	502,848
		1,358,498
Electrical Equipment — 16.1%
ABB Ltd.^	7,452	284,211
Eaton Corp. plc - ADR^	2,628	605,412
Emerson Electric Co.	3,204	314,793
Rockwell Automation, Inc.	1,584	494,335
		1,698,751
Electronic Equipment, Instruments & Components — 1.1%
Flex Ltd. - ADR*^	4,320	119,189
Ground Transportation — 2.8%
Union Pacific Corp.	1,332	293,799
Hotels, Restaurants & Leisure — 2.5%
Compass Group plc^	10,394	262,421
Machinery — 23.9%
Caterpillar, Inc.	1,224	344,103
Federal Signal Corp.	5,076	309,382
Ingersoll Rand, Inc.	4,572	318,257
Lincoln Electric Holdings, Inc.	1,584	304,857
Parker-Hannifin Corp.	792	330,185
SPX Technologies, Inc.*	3,744	295,851
Terex Corp.	5,652	342,568
Timken Co. (The)	3,528	269,610
		2,514,813
Metals & Mining — 3.1%
ATI, Inc.*	7,128	323,112

Investments	Number of Shares	Value
Semiconductors & Semiconductor Equipment — 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR^	1,044	$97,687
Trading Companies & Distributors — 14.2%
Applied Industrial Technologies, Inc.	3,456	533,503
Fastenal Co.	4,968	286,057
Herc Holdings, Inc.	2,628	342,008
WESCO International, Inc.	2,052	332,116
		1,493,684
TOTAL COMMON STOCKS (Cost $9,398,527)		10,451,903

SHORT-TERM INVESTMENTS — 0.7%
Money Market Fund
First American Treasury Obligations Fund - Class X, 5.261% (a)	77,203	77,203
TOTAL SHORT-TERM INVESTMENTS (Cost $77,203)		77,203

TOTAL INVESTMENTS (Cost $9,475,730) — 100.0%		10,529,106
OTHER ASSETS LESS LIABILITIES — 0.0% (b)		4,623
NET ASSETS — 100.0%		$10,533,729

*Non-income producing security.

^Foreign security.

(a)7-day net yield.

(b)Represents less than 0.05%.

ADR - American Depositary Receipt

plc - Public Limited Company

SP - ADR - Sponsored American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.
5

Schedule of Investments	Tema Monopolies and Oligopolies ETF
August 31, 2023 (Unaudited)

Investments	Number of Shares	Value
COMMON STOCKS — 97.9%
Aerospace & Defense — 10.2%
Airbus SE^	2,232	$327,656
Safran S.A.^	1,968	316,473
		644,129
Capital Markets — 19.7%
CME Group, Inc.	960	194,573
Intercontinental Exchange, Inc.	2,232	263,354
Moody’s Corp.	960	323,328
MSCI, Inc.	240	130,469
S&P Global, Inc.	840	328,322
		1,240,046
Chemicals — 3.3%
Sherwin-Williams Co. (The)	768	208,681
Commercial Services & Supplies — 3.2%
Copart, Inc.*	4,512	202,273
Construction & Engineering — 7.3%
Ferrovial SE^	5,670	179,837
Vinci S.A.^	2,472	275,986
		455,823
Construction Materials — 3.2%
Vulcan Materials Co.	912	199,044
Diversified Telecommunication Services — 2.6%
Cellnex Telecom S.A.^ (a)	4,296	164,441
Financial Services — 5.0%
Visa, Inc., Class A	1,272	312,505
Ground Transportation — 9.1%
Canadian National Railway Co. - ADR^	2,472	278,372
Canadian Pacific Kansas City Ltd. - ADR^	3,696	293,388
		571,760
Health Care Equipment & Supplies — 7.0%
Alcon, Inc.^	1,608	134,560
Carl Zeiss Meditec AG^	888	88,317
Coloplast A/S, Class B^	816	93,222
IDEXX Laboratories, Inc.*	240	122,738
		438,837
Life Sciences Tools & Services — 1.9%
Thermo Fisher Scientific, Inc.	216	120,334
Machinery — 3.7%
Knorr-Bremse AG^	1,680	114,950
Otis Worldwide Corp.	1,392	119,086
		234,036
Pharmaceuticals — 3.8%
Merck & Co., Inc.	1,008	109,852
Novo Nordisk A/S, Class B^	696	129,011
		238,863

Investments	Number of Shares	Value
Professional Services — 3.9%
Equifax, Inc.	576	$119,059
RELX plc^	3,888	126,975
		246,034
Semiconductors & Semiconductor Equipment — 5.2%
ASML Holding N.V.^	264	174,023
Lam Research Corp.	216	151,718
		325,741
Software — 7.0%
Fair Isaac Corp.*	240	217,102
Intuit, Inc.	408	221,058
		438,160
Transportation Infrastructure — 1.8%
Aena SME S.A.*^ (a)	722	113,521
TOTAL COMMON STOCKS (Cost $5,912,380)		6,154,228

SHORT-TERM INVESTMENTS — 2.1%
Money Market Fund
First American Treasury Obligations Fund - Class X, 5.261% (b)	132,788	132,788
SHORT-TERM INVESTMENTS (Cost $132,788)		132,788

TOTAL INVESTMENTS (Cost $6,045,168) — 100.0%		6,287,016
OTHER ASSETS LESS LIABILITIES — 0.0% (c)		997
NET ASSETS — 100.0%		$6,288,013

*Non-income producing security.

^Foreign security.

(a)Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been deemed to be liquid by the Fund’s adviser under the supervision of the Board of Trustees. As of August 31, 2023, the value of these investments was $277,962 or 4.4% of total net assets.

(b)7-day net yield.

(c)Represents less than 0.05%.

ADR - American Depositary Receipt

plc - Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.
6

Schedule of Investments	Tema Luxury ETF
August 31, 2023 (Unaudited)

Investments	Number of Shares	Value
COMMON STOCKS — 78.9%
Automobiles — 9.8%
Bayerische Motoren Werke AG^	2,178	$229,488
Ferrari N.V. - ADR^	759	241,165
Mercedes-Benz Group AG^	3,993	292,436
		763,089
Beverages — 10.3%
Davide Campari-Milano N.V.^	15,015	196,518
Kweichow Moutai Co. Ltd., Class A^	800	202,683
Pernod Ricard S.A.^	1,291	253,662
Remy Cointreau S.A.^	990	153,458
		806,321
Health Care Equipment & Supplies — 1.4%
EssilorLuxottica S.A.^	563	106,164
Hotels, Restaurants & Leisure — 11.1%
Hilton Worldwide Holdings, Inc.	1,584	235,462
Las Vegas Sands Corp.	2,277	124,916
Marriott International, Inc., Class A	1,386	282,065
MGM Resorts International	3,465	152,391
Wynn Resorts Ltd.	726	73,602
		868,436
Leisure Products — 3.4%
Sanlorenzo S.p.A./Ameglia^	6,600	265,514
Personal Care Products — 8.7%
L’Oréal S.A.^	1,551	682,486
Specialty Retail — 2.5%
Chow Tai Fook Jewellery Group Ltd.^	69,003	104,705
Farfetch Ltd., Class A - ADR*^	33,146	94,466
		199,171
Textiles, Apparel & Luxury Goods — 31.7%
Brunello Cucinelli S.p.A.^	1,452	120,290
Burberry Group plc^	4,191	115,952
Capri Holdings Ltd. - ADR*^	1,220	64,038
Cie Financiere Richemont S.A.^	4,125	586,517
Hermes International SCA^	251	517,345
Hugo Boss AG^	660	49,739
LVMH Moet Hennessy Louis Vuitton SE^	792	671,758
Moncler S.p.A.^	2,508	170,353
Prada S.p.A.^	7,095	46,366
Ralph Lauren Corp.	528	61,581
Tapestry, Inc.	2,409	80,268
		2,484,207
TOTAL COMMON STOCKS (Cost $6,420,954)		6,175,388

Investments	Number of Shares	Value
PREFERRED STOCKS — 1.4%
Automobiles — 1.4%
Dr. Ing. h.c. F. Porsche AG^ (a)	990	$109,337
TOTAL PREFERRED STOCKS (Cost $120,768)		109,337

SHORT-TERM INVESTMENTS — 19.7%
Money Market Fund
First American Treasury Obligations Fund - Class X, 5.261% (b)	1,539,362	1,539,362
TOTAL SHORT-TERM INVESTMENTS (Cost $1,539,362)		1,539,362

TOTAL INVESTMENTS (Cost $8,081,084) — 100.0%		7,824,087
OTHER ASSETS LESS LIABILITIES — 0.0% (c)		2,749
NET ASSETS — 100.0%		$7,826,836

*Non-income producing security.

^Foreign security.

(a)Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been deemed to be liquid by the Fund’s adviser under the supervision of the Board of Trustees. As of August 31, 2023, the value of these investments was $109,337 or 1.4% of total net assets.

(b)7-day net yield.

(c)Represents less than 0.05%.

ADR - American Depositary Receipt

plc - Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.
7

Schedule of Investments	Tema Oncology ETF
August 31, 2023 (Unaudited)

Investments	Number of Shares	Value
COMMON STOCKS — 99.4%
Biotechnology — 58.3%
Agios Pharmaceuticals, Inc.*	1,287	$35,302
Ambrx Biopharma, Inc. - ADR*^	792	11,183
Arcellx, Inc.*	648	23,224
Arcus Biosciences, Inc.*	1,242	25,461
Argenx SE - ADR*^	135	67,836
BeiGene Ltd. - ADR*^	333	69,114
Celldex Therapeutics, Inc.*	2,025	56,497
Cogent Biosciences, Inc.*	2,376	29,011
CRISPR Therapeutics AG - ADR*^	882	44,109
Cullinan Oncology, Inc.*	2,169	22,449
CureVac N.V. - ADR*^	3,834	34,238
Day One Biopharmaceuticals, Inc.*	1,710	23,068
Deciphera Pharmaceuticals, Inc.*	1,629	22,871
Exact Sciences Corp.*	612	51,206
Exelixis, Inc.*	2,727	61,058
Fusion Pharmaceuticals, Inc. - ADR*^	7,497	22,341
Genmab A/S - ADR*^	1,629	62,374
Gilead Sciences, Inc.	765	58,507
Immunocore Holdings plc - ADR*^	522	29,373
ImmunoGen, Inc.*	3,906	61,871
Incyte Corp.*	1,026	66,208
Intellia Therapeutics, Inc.*	1,116	41,828
Legend Biotech Corp. - ADR*^	720	49,939
Mereo Biopharma Group plc - ADR*^	17,712	24,265
Merus N.V. - ADR*^	981	21,945
Mirati Therapeutics, Inc.*	1,368	50,890
MorphoSys AG*^	1,116	33,847
Regeneron Pharmaceuticals, Inc.*	135	111,576
Relay Therapeutics, Inc.*	3,015	30,813
Revolution Medicines, Inc.*	945	32,102
Syndax Pharmaceuticals, Inc.*	900	16,659
Zentalis Pharmaceuticals, Inc.*	873	23,187
		1,314,352
Health Care Equipment & Supplies — 3.6%
Lantheus Holdings, Inc.*	486	33,262
Siemens Healthineers AG^ (a)	954	47,844
		81,106
Health Care Providers & Services — 4.7%
Guardant Health, Inc.*	1,539	60,144
Option Care Health, Inc.*	1,314	45,767
		105,911
Health Care Technology — 3.9%
Schrodinger, Inc.*	1,404	51,793
Veeva Systems, Inc., Class A*	171	35,688
		87,481
Life Sciences Tools & Services — 5.5%
10X Genomics, Inc., Class A*	855	44,332
Illumina, Inc.*	486	80,297
		124,629

Investments	Number of Shares	Value
Pharmaceuticals — 23.4%
Arvinas, Inc.*	936	$26,405
AstraZeneca plc^	630	85,092
Bristol-Myers Squibb Co.	1,107	68,247
Chugai Pharmaceutical Co. Ltd.^	1,899	58,173
Daiichi Sankyo Co. Ltd.^	2,988	88,288
Merck & Co., Inc.	954	103,967
Novartis AG^	972	98,273
		528,445
TOTAL COMMON STOCKS (Cost $2,234,216)		2,241,924

SHORT-TERM INVESTMENTS — 0.6%
Money Market Fund
First American Treasury Obligations Fund - Class X, 5.261% (b)	13,027	13,027
TOTAL SHORT-TERM INVESTMENTS (Cost $13,027)		13,027

TOTAL INVESTMENTS (Cost $2,247,243) — 100.0%		2,254,951
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (c)		(345)
NET ASSETS — 100.0%		$2,254,606

*Non-income producing security.

^Foreign security.

(a)Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been deemed to be liquid by the Fund’s adviser under the supervision of the Board of Trustees. As of August 31, 2023, the value of these investments was $47,844 or 2.1% of total net assets.

(b)7-day net yield.

(c)Represents less than 0.05%.

ADR - American Depositary Receipt

plc - Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.
8

Schedule of Investments	Tema Global Royalties ETF
August 31, 2023 (Unaudited)

Investments	Number of Shares	Value
COMMON STOCKS — 95.6%
Biotechnology — 2.8%
Genmab A/S*^	133	$51,087
Entertainment — 8.6%
Universal Music Group N.V.^	2,688	66,718
Warner Music Group Corp., Class A	2,639	87,879
		154,597
Metals & Mining — 36.5%
Altius Minerals Corp.*^	5,880	95,911
Deterra Royalties Ltd.^	23,821	68,685
Franco-Nevada Corp. - ADR^	637	91,702
Labrador Iron Ore Royalty Corp.*^	2,324	54,024
Osisko Gold Royalties Ltd.*	3,977	53,156
Royal Gold, Inc.	462	51,786
Sandstorm Gold Ltd. - ADR^	17,262	94,941
Triple Flag Precious Metals Corp. - ADR^	3,927	53,957
Wheaton Precious Metals Corp. - ADR^	2,121	92,433
		656,595
Oil, Gas & Consumable Fuels — 27.9%
Black Stone Minerals LP	2,968	51,495
Freehold Royalties Ltd.*^	4,858	51,701
Kimbell Royalty Partners LP	3,500	53,725
Permian Basin Royalty Trust	2,933	60,097
PrairieSky Royalty Ltd.*	4,487	85,841
Sitio Royalties Corp., Class A	2,177	55,296
Texas Pacific Land Corp.	49	92,353
Topaz Energy Corp.*^	3,206	51,535
		502,043
Pharmaceuticals — 7.4%
Ligand Pharmaceuticals, Inc.*	742	48,801
Royalty Pharma plc, Class A - ADR^	2,863	85,375
		134,176
Semiconductors & Semiconductor Equipment — 3.0%
Qualcomm, Inc.	470	53,829
Software — 9.4%
Dolby Laboratories, Inc., Class A	903	76,276
InterDigital, Inc.	1,064	92,259
		168,535
TOTAL COMMON STOCKS (Cost $1,691,296)		1,720,862

Investments	Number of Shares	Value
SHORT-TERM INVESTMENTS — 4.3%
Money Market Fund
First American Treasury Obligations Fund - Class X, 5.261% (a)	76,557	$76,557
TOTAL SHORT-TERM INVESTMENTS (Cost $76,557)		76,557

TOTAL INVESTMENTS (Cost $1,767,853) — 99.9%		1,797,419
OTHER ASSETS LESS LIABILITIES — 0.1%		2,442
NET ASSETS — 100.0%		$1,799,861

*Non-income producing security.

^Foreign security.

(a)7-day net yield.

ADR - American Depositary Receipt

plc - Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.
9

Statements of Assets and Liabilities	Tema ETF Trust
August 31, 2023 (Unaudited)

	Tema American Reshoring ETF	Tema Monopolies and Oligopolies ETF	Tema Luxury ETF	Tema Oncology ETF	Tema Global Royalties ETF
ASSETS:
Investments in securities, at value(1) (See Note 2)	$10,451,903	$6,154,228	$6,284,725	$2,241,924	$1,720,862
Investments in money market fund, at value(2) (See Note 2)	77,203	132,788	1,539,362	13,027	76,557
Total investments, at value (See Note 2)	10,529,106	6,287,016	7,824,087	2,254,951	1,797,419
Receivables:
Dividends and interest	10,814	4,824	7,323	17	2,648
Foreign tax reclaims	—	126	264	—	120
Total Assets	10,539,920	6,291,966	7,831,674	2,254,968	1,800,187

LIABILITIES:
Payables:
Investment management fees	6,191	3,953	4,838	362	326
Total Liabilities	6,191	3,953	4,838	362	326
NET ASSETS	$10,533,729	$6,288,013	$7,826,836	$2,254,606	$1,799,861

NET ASSETS CONSIST OF:
Paid-in capital	$9,469,941	$6,039,465	$8,057,310	$2,247,243	$1,767,625
Distributable earnings (accumulated loss)	1,063,788	248,548	(230,474)	7,363	32,236
NET ASSETS	$10,533,729	$6,288,013	$7,826,836	$2,254,606	$1,799,861

Share issued and outstanding, $0 par value, unlimited shares authorized	360,000	240,000	330,000	90,000	70,000

Net Asset Value, Per Share	$29.26	$26.20	$23.72	$25.05	$25.71

(1) Investments in securities, at identified cost	$9,398,527	$5,912,380	$6,541,722	$2,234,216	$1,691,296
(2) Investments in money market fund, at identified cost	77,203	132,788	1,539,362	13,027	76,557
Total investments, at identified cost	$9,475,730	$6,045,168	$8,081,084	$2,247,243	$1,767,853

The accompanying notes are an integral part of these financial statements.
10

Statements of Operations	Tema ETF Trust
For the Period Ended August 31, 2023 (Unaudited)

	Tema American Reshoring ETF(a)	Tema Monopolies and Oligopolies ETF(a)	Tema Luxury ETF(a)	Tema Oncology ETF(b)	Tema Global Royalties ETF(c)
INVESTMENT INCOME:
Dividends	$26,304	$15,473	$24,617	$—	$3,067
Interest	918	1,802	11,028	16	109
Foreign withholding tax on dividends	(72)	(900)	(1,817)	—	(179)
Total investment income	27,150	16,375	33,828	16	2,997

EXPENSES:
Investment management fees (See Note 3)	22,402	15,977	18,589	477	430
Total expenses before adjustments	22,402	15,977	18,589	477	430
Less: waivers by Adviser (Note 3)	(5,431)	(3,873)	(4,506)	(116)	(104)
Total expenses after adjustments	16,971	12,104	14,083	361	326
Net Investment Income (Loss)	10,179	4,271	19,745	(345)	2,671

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in securities	—	—	6,552	—	—
In-kind redemptions	—	—	—	—	—
Foreign currency transactions	233	2,429	226	—	(1)
Net realized gain (loss)	233	2,429	6,778	—	(1)
Change in net unrealized appreciation (depreciation) on:
Investments in securities	1,045,937	239,711	(262,955)	8,532	28,947
Translation of assets and liabilities denominated in foreign currencies	7,439	2,137	5,958	(824)	619
Change in net unrealized appreciation (depreciation)	1,053,376	241,848	(256,997)	7,708	29,566
Net realized and unrealized gain (loss)	1,053,609	244,277	(250,219)	7,708	29,565
Net increase (decrease) in net assets resulting from operations	$1,063,788	$248,548	$(230,474)	$7,363	$32,236

(a)The Fund commenced investment operations on May 11, 2023.

(b)The Fund commenced investment operations on August 15, 2023.

(c)The Fund commenced investment operations on August 17, 2023.

The accompanying notes are an integral part of these financial statements.
11

Statement of Changes in Net Assets	Tema American Reshoring ETF

	For the Period Ended August 31, 2023 (Unaudited)(a)
OPERATIONS:
Net investment income (loss)	$10,179
Net realized gain (loss)	233
Net change in unrealized appreciation (depreciation)	1,053,376
Net increase (decrease) in net assets resulting from operations	1,063,788

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	—
Total distributions	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	9,468,544	(b)
Cost of shares redeemed	(100,000	)(b)
Variable ETF transaction fees (Note 7)	1,397
Net increase (decrease) from capital transactions	9,369,941
Total increase (decrease) in net assets	10,433,729

NET ASSETS:
Beginning of period	100,000	(b)
End of period	$10,533,729

SHARE TRANSACTIONS:
Beginning of period	4,000	(b)
Shares issued	360,000
Shares redeemed	(4,000	)(b)
Shares Outstanding, End of Period	360,000

(a)The Fund commenced investment operations on May 11, 2023.

(b)Beginning capital of $100,000 was contributed by NEOS Investment Management LLC, investment sub-adviser to the Fund, in exchange for 4,000 Shares of the Fund in connection with the seeding of the Trust. The shares were redeemed by the investment sub-adviser on May 16, 2023.

The accompanying notes are an integral part of these financial statements.
12

Statement of Changes in Net Assets	Tema Monopolies and Oligopolies ETF

For the Period Ended August 31, 2023 (Unaudited)(a)
OPERATIONS:
Net investment income (loss)	$4,271
Net realized gain (loss)	2,429
Net change in unrealized appreciation (depreciation)	241,848
Net increase (decrease) in net assets resulting from operations	248,548

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	—
Total distributions	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	6,039,465
Cost of shares redeemed	—
Variable ETF transaction fees (Note 7)	—
Net increase (decrease) from capital transactions	6,039,465
Total increase (decrease) in net assets	6,288,013

NET ASSETS:
Beginning of period	—
End of period	$6,288,013

SHARE TRANSACTIONS:
Beginning of period	—
Shares issued	240,000
Shares redeemed	—
Shares Outstanding, End of Period	240,000

(a)The Fund commenced investment operations on May 11, 2023.

The accompanying notes are an integral part of these financial statements.
13

Statement of Changes in Net Assets	Tema Luxury ETF

For the Period Ended August 31, 2023 (Unaudited)(a)
OPERATIONS:
Net investment income (loss)	$19,745
Net realized gain (loss)	6,778
Net change in unrealized appreciation (depreciation)	(256,997)
Net increase (decrease) in net assets resulting from operations	(230,474)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	—
Total distributions	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	8,053,761
Cost of shares redeemed	—
Variable ETF transaction fees (Note 7)	3,549
Net increase (decrease) from capital transactions	8,057,310
Total increase (decrease) in net assets	7,826,836

NET ASSETS:
Beginning of period	—
End of period	$7,826,836

SHARE TRANSACTIONS:
Beginning of period	—
Shares issued	330,000
Shares redeemed	—
Shares Outstanding, End of Period	330,000

(a)The Fund commenced investment operations on May 11, 2023.

The accompanying notes are an integral part of these financial statements.
14

Statement of Changes in Net Assets	Tema Oncology ETF

For the Period Ended August 31, 2023 (Unaudited)(a)
OPERATIONS:
Net investment income (loss)	$(345)
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	7,708
Net increase (decrease) in net assets resulting from operations	7,363

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	—
Total distributions	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	2,247,243
Cost of shares redeemed	—
Variable ETF transaction fees (Note 7)	—
Net increase (decrease) from capital transactions	2,247,243
Total increase (decrease) in net assets	2,254,606

NET ASSETS:
Beginning of period	—
End of period	$2,254,606

SHARE TRANSACTIONS:
Beginning of period	—
Shares issued	90,000
Shares redeemed	—
Shares Outstanding, End of Period	90,000

(a)The Fund commenced investment operations on August 15, 2023.

The accompanying notes are an integral part of these financial statements.
15

Statement of Changes in Net Assets	Tema Global Royalties ETF

For the Period Ended August 31, 2023 (Unaudited)(a)
OPERATIONS:
Net investment income (loss)	$2,671
Net realized gain (loss)	(1)
Net change in unrealized appreciation (depreciation)	29,566
Net increase (decrease) in net assets resulting from operations	32,236

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	—
Total distributions	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,767,625
Cost of shares redeemed	—
Variable ETF transaction fees (Note 7)	—
Net increase (decrease) from capital transactions	1,767,625
Total increase (decrease) in net assets	1,799,861

NET ASSETS:
Beginning of period	—
End of period	$1,799,861

SHARE TRANSACTIONS:
Beginning of period	—
Shares issued	70,000
Shares redeemed	—
Shares Outstanding, End of Period	70,000

(a)The Fund commenced investment operations on August 17, 2023.

The accompanying notes are an integral part of these financial statements.
16

Financial Highlights	Tema ETF Trust
For a share outstanding for the periods presented (Unaudited)

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions	Transaction fees(g)	Net asset value, end of period	Total Return - Net Asset Value(b)	Total Return- Market Value(c)	Net Assets, End of Period (000’s)	Expenses, before waivers(d)	Expenses, after waivers(d)	Net investment income (loss), before waivers(d)	Net investment income (loss), after waivers(d)	Portfolio Turnover Rate(e)
Tema American Reshoring ETF
May 11, 2023(f) to August 31, 2023	$ 25.00	$ 0.04	$ 4.21	$ 4.25	$ —	$ —	$0.01	$29.26	17.04%	17.69%	$10,534	0.99%	0.75%	0.21%	0.45%	—%
Tema Monopolies and Oligopolies ETF
May 11, 2023(f) to August 31, 2023	$ 25.00	0.02	1.18	1.20	—	—	—	26.20	4.80	5.17	6,288	0.99	0.75	0.02	0.26	—
Tema Luxury ETF
May 11, 2023(f) to August 31, 2023	$ 25.00	0.08	(1.37)	(1.29)	—	—	0.01	23.72	-5.13	-4.59	7,827	0.99	0.75	0.81	1.05	28
Tema Oncology ETF
August 15, 2023(f) to August 31, 2023	$ 25.12	(0.01)	(0.06)	(0.07)	—	—	—	25.05	-0.27	-0.17	2,255	0.99	0.75	(0.96)	(0.72)	—
Tema Global Royalties ETF
August 17, 2023(f) to August 31, 2023	$ 25.00	0.06	0.65	0.71	—	—	—	25.71	2.85	3.08	1,800	0.99	0.75	5.91	6.15	—

(a)Calculated using average shares outstanding, during the period.

(b)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(c)Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period and redemption on the last day of the period at market value. The market value is based upon the official closing price at 4:00 p.m. from either the CBOE BZX Exchange, Inc., NASDAQ Stock Market LLC or NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(d)For periods of less than one year, these ratios are annualized.

(e)Portfolio turnover is not annualized and calculation excludes in-kind transactions.

(f)Commencement of operations.

(g)Includes transaction fees associated with the issuance and redemption of Creation Units.

17

Notes to the Financial Statements	Tema ETF Trust
August 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

The Tema ETF Trust (the “Trust”) was organized as a Delaware statutory trust on July 25, 2022 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of five operational exchange-traded funds (“ETFs”): Tema American Reshoring ETF (“RSHO”), Tema Monopolies and Oligopolies ETF (“TOLL”), Tema Luxury ETF (“LUX”), Tema Oncology ETF (“CANC”), and Tema Global Royalties ETF (“ROYA”), (collectively, the “Funds” or individually, a “Fund”). The Funds are each non-diversified management investment companies under the 1940 Act. The investment objective of RSHO, TOLL, LUX, CANC and ROYA is to seek to provide long-term growth.

Tema Global Limited (the “Adviser”) is the investment adviser to each Fund.

NEOS Investment Management, LLC acts as the sub-adviser to each Fund.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies.”

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation. The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets of each Fund by each Fund’s number of shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. Investments in open-end regulated investment companies are valued at NAV. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s valuation guidelines. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. As of August 31, 2023, there were no securities internally fair valued and/or valued using a Level 3 valuation.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

18

Notes to the Financial Statements (Continued)	Tema ETF Trust
August 31, 2023 (Unaudited)

The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of August 31, 2023:

Tema American Reshoring ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks*	$10,451,903	$—	$—	$10,451,903
Money Market Fund	77,203	—	—	77,203
Total Investments	$10,529,106	$—	$—	$10,529,106

Tema Monopolies and Oligopolies ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks*	$6,154,228	$—	$—	$6,154,228
Money Market Fund	132,788	—	—	132,788
Total Investments	$6,287,016	$—	$—	$6,287,016

Tema Luxury ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks*	$6,175,388	$—	$—	$6,175,388
Preferred Stock*	109,337	—	—	109,337
Money Market Fund	1,539,362	—	—	1,539,362
Total Investments	$7,824,087	$—	$—	$7,824,087

Tema Oncology ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks*	$2,241,924	$—	$—	$2,241,924
Money Market Fund	13,027	—	—	13,027
Total Investments	$2,254,951	$—	$—	$2,254,951

Tema Global Royalties ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks*	$1,720,862	$—	$—	$1,720,862
Money Market Fund	76,557	—	—	76,557
Total Investments	$1,797,419	$—	$—	$1,797,419

*See Schedule of Investments for segregation by industry.

B. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expenses incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

19

Notes to the Financial Statements (Continued)	Tema ETF Trust
August 31, 2023 (Unaudited)

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments from the fluctuations that result from changes in the market prices of investments held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and net change in unrealized appreciation (depreciation) on investments in securities on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, including foreign exchange contracts, net currency gains and losses realized between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at year end.

C. Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

D. Federal Income Taxes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of the fiscal period ended August 31, 2023. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Funds are required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period ended August 31, 2023.

E. Distributions to Shareholders. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least annually. The Funds will distribute net realized capital gains, if any, annually. The Funds may distribute such income dividends and capital gains more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Funds. The amount of any distribution will vary, and there is no guarantee the Funds will pay either an income dividend or a capital gains distribution.

F. Organizational and Offering Costs. The Adviser has paid or assumed all organizational and offering expenses for the Funds.

G. Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind redemptions. No reclassifications were made for the period ended August 31, 2023.

NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS

Management

The Adviser acts as each Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).

NEOS Investment Management, LLC acts as the sub-adviser to each of the Funds pursuant to investment sub-advisory agreement with the Adviser (the “Sub-Advisory-Agreement”).

Under the terms of the Investment Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment management services to the Funds and is responsible for the day-to-day operations of the Funds, subject to the oversight of the Board of Trustees (the “Board”) and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser, on behalf of the Funds, has entered into a Sub-Advisory Agreement with the Sub-Adviser. The Sub-Adviser is responsible for the day-to-day management of

20

Notes to the Financial Statements (Continued)	Tema ETF Trust
August 31, 2023 (Unaudited)

each Fund’s portfolio, subject to the supervision and oversight of the Adviser and the Board. The Adviser oversees the Sub-Adviser for compliance with the Funds’ investment objectives, policies, strategies and restrictions. The Board oversees the Adviser and the Sub-Adviser, establishes policies that they must follow in their advisory activities, and oversees the hiring and termination of sub-adviser recommended by the Adviser.

Pursuant to the Investment Advisory Agreement, each Fund pays the Adviser a monthly unitary management fee at an annual rate of 0.99%, based on each Fund’s average daily net assets.

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses (“AFFE”), extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Pursuant to the Sub-Advisory Agreement, the Adviser compensates the Sub-Adviser out of the management fees it receives from the Funds.

The Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of each Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.75% of the average daily net assets of each Fund until at least June 30, 2024, unless earlier terminated by the Board of Trustees (the “Board”) of Tema ETF Trust (the “Trust”) for any reason at any time. The Adviser may not terminate the fee waiver during the contractual period.

For the period ended August 31, 2023, the table below represents the amount each Fund incurred in management fees:

Management fees
Tema American Reshoring ETF	$22,402
Tema Monopolies and Oligopolies ETF	15,977
Tema Luxury ETF	18,589
Tema Oncology ETF	477
Tema Global Royalties ETF	430

Each Fund has agreed that it will repay the Adviser for fees and expenses waived or reimbursed for each Fund pursuant to the contractual expense limitation described above. Such repayment would increase each Fund’s expenses and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of each Fund’s expense cap.

Any such repayment must be made within three years from the date the expense was borne by the Adviser. Any such repayment made under any prior expense cap cannot cause each Fund’s Operating Expenses to exceed the lower of 0.75% of average daily net assets or the annual rate of daily net assets for each Fund under the terms of a prior expense cap. For the period ended August 31, 2023, the Funds did not repay expenses to the Adviser.

As of August 31, 2023, the amounts eligible for repayment and the associated period of expiration are as follows:

Expires August 31, 2026*
Tema American Reshoring ETF	$5,431
Tema Monopolies and Oligopolies ETF	3,873
Tema Luxury ETF	4,506
Tema Oncology ETF	116
Tema Global Royalties ETF	104

*Represents total eligible recoupment available.

21

Notes to the Financial Statements (Continued)	Tema ETF Trust
August 31, 2023 (Unaudited)

Administrator, Custodian, Transfer Agent and Accounting Agent

U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator and, in that capacity performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; reviews the Funds’ advisory fee expense accrual and coordinates the preparation and payment of the advisory fees. U.S. Bank, N.A., an affiliate of Fund Services, serves as the Funds’ custodian. For the period ended August 31, 2023, there were no fees incurred from the service providers described above as the Adviser bore all such costs.

Distribution and Fund Officers

Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds and acts as each Fund’s distributor in a continuous public offering of the Funds’ shares and serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 7. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Foreside Fund Officer Services, LLC, an affiliate of the Distributor, provides the Trust with a Chief Compliance Officer and Principal Financial Officer.

NOTE 4 – RELATED PARTIES

As of August 31, 2023, certain officers and Trustees of the Trust were also officers or employees of the Adviser or affiliated with the Distributor, and received no fees from the Trust for serving as officers.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended August 31, 2023, were as follows:

	Purchases	Sales
Tema American Reshoring ETF	$2,517,786	$—
Tema Monopolies and Oligopolies ETF	1,227,664	—
Tema Luxury ETF	2,001,133	1,395,041
Tema Oncology ETF	—	—
Tema Global Royalties ETF	7,027	—

The costs of purchases and sales of in-kind transactions, during the period ended August 31, 2023, were as follows:

	Purchases In-Kind	Sales In-Kind
Tema American Reshoring ETF	$6,880,741	$—
Tema Monopolies and Oligopolies ETF	4,684,716	—
Tema Luxury ETF	5,929,079	—
Tema Oncology ETF	2,234,216	—
Tema Global Royalties ETF	1,684,268	—

22

Notes to the Financial Statements (Continued)	Tema ETF Trust
August 31, 2023 (Unaudited)

For the period ended August 31, 2023, short-term and long-term gains on in-kind transactions were as follows:

	Short Term	Long Term
Tema American Reshoring ETF	$—	$—
Tema Monopolies and Oligopolies ETF	—	—
Tema Luxury ETF	—	—
Tema Oncology ETF	—	—
Tema Global Royalties ETF	—	—

NOTE 6 – TAX MATTERS

As of February 28, 2023, the Funds had not commenced operations. Tax information will be presented within the Funds’ first annual report as of February 29, 2024.

NOTE 7 – SHARE TRANSACTIONS

Each Fund currently offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fees for the Tema American Reshoring ETF and Tema Global Royalties ETF are $300, Tema Monopolies and Oligopolies ETF, Tema Luxury and Tema Oncology ETF are $500, payable to the Custodian. Additionally, a variable transaction fee may be charged by the Funds of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Funds for the transaction costs associated with creation and redemption transactions. The Adviser, subject to the approval of the Board, may adjust or waive the transaction fees from time to time. The Funds may each issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

Shares of the Tema Monopolies and Oligopolies ETF and Tema Global Royalties ETF are listed and traded on the CBOE BZX Exchange, Inc., shares of the Tema Luxury ETF and Tema American Reshoring ETF are listed and traded on the NYSE Arca, Inc. and shares of the Tema Oncology ETF are traded on the NASDAQ Stock Market LLC (the “Exchanges”). Market prices for the Shares may be different from their NAV. The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 10,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, Shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

For the period ended August 31, 2023, the table below represents the amount of variable rate transaction fees each Fund assessed:

Variable Rate Transaction Fees
Tema American Reshoring ETF	$1,397
Tema Monopolies and Oligopolies ETF	—
Tema Luxury ETF	3,549
Tema Oncology ETF	—
Tema Global Royalties ETF	—

23

Notes to the Financial Statements (Continued)	Tema ETF Trust
August 31, 2023 (Unaudited)

NOTE 8 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of these financial statements, Tema Global Limited, the adviser to the Tema American Reshoring ETF, Tema Monopolies and Oligopolies ETF, Tema Luxury ETF, Tema Oncology ETF and Tema Global Royalties ETF, has no voting power of the shares outstanding of the Funds. Additionally, as of the date of these financial statements, NEOS Investment Management, LLC, the sub-adviser to the Tema American Reshoring ETF, Tema Monopolies and Oligopolies ETF, Tema Luxury ETF, Tema Oncology ETF and Tema Global Royalties ETF, has no voting power of the shares outstanding of the Funds.

NOTE 9 – PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives. A description of principal risks is included in each prospectus under the heading “Principal Investment Risks”.

NOTE 10 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

Note 11 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to August 31, 2023, that materially impacted the amounts or disclosures in the Fund’s financial statements.

24

Shareholder Expense Examples	Tema ETF Trust
For the Period Ended August 31, 2023 (Unaudited)

As a shareholder of a Fund in the Tema ETF Trust you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) (excluding transaction costs) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of each period and held for the entire period through August 31, 2023.

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each of the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of each Fund’s shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Tema American Reshoring ETF[1]	Annualized Expense Ratio	Beginning Account Value Inception[1,2,3]	Ending Account Value (August 31, 2023)	Expenses Paid During Period (Inception[1,2,3] to August 31, 2023)
Actual	0.75%	$1,000.00	$1,170.40	$2.51
Hypothetical (5% annual return before expenses)	0.75%	$1,000.00	$1,021.37	$3.81

Tema Monopolies and Oligopolies ETF[1]
Actual	0.75%	$1,000.00	$1,048.00	$2.37
Hypothetical (5% annual return before expenses)	0.75%	$1,000.00	$1,021.37	$3.81

Tema Luxury ETF[1]
Actual	0.75%	$1,000.00	$948.70	$2.26
Hypothetical (5% annual return before expenses)	0.75%	$1,000.00	$1,021.37	$3.81

Tema Oncology ETF[2]
Actual	0.75%	$1,000.00	$997.30	$0.35
Hypothetical (5% annual return before expenses)	0.75%	$1,000.00	$1,021.37	$3.81

Tema Global Royalties ETF[3]
Actual	0.75%	$1,000.00	$1,028.50	$0.31
Hypothetical (5% annual return before expenses)	0.75%	$1,000.00	$1,021.37	$3.81

1The inception date for the Tema American Reshoring ETF, Tema Monopolies and Oligopolies ETF, and Tema Luxury ETF was May 11, 2023. Actual expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by 113/366 (to reflect the period).

2The inception date for the Tema Oncology ETF was August 15, 2023. Actual expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by 17/366 (to reflect the period).

3The inception date for the Tema Global Royalties ETF was August 17, 2023. Actual expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value, multiplied by 15/366 (to reflect the period).

25

Board Approval of Investment Advisory Agreement	Tema ETF Trust

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

The Board, including the Independent Trustees, reviewed: (i) the nature and quality of the advisory services to be provided by the Tema Global Limited (the “Adviser”), including the experience and qualifications of the personnel providing such services; (ii) the performance history of Tema Luxury ETF, Tema Monopolies and Oligopolies ETF, and Tema American Reshoring ETF (each a “Fund” and collectively the “Funds), noting that none of the Funds had not yet launched; (iii) the proposed fees and expenses of the Funds, including the proposed advisory fee to be paid by the Funds to the Adviser; (iv) the anticipated profitability of the Funds to the Adviser; (v) potential economies of scale; (vi) possible fall-out benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); and (vii) possible conflicts of interest. In considering the approval of the Investment Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

The Board exercised its own business judgment in determining its conclusions and its conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services

The Board reviewed materials provided by the Adviser related to the proposed approval of the Investment Advisory Agreement, including a description of its oversight of NEOS Investment Management, LLC (the “Sub-Adviser”), a review of the professional personnel who will be performing services for the Trust, the Adviser’s compliance and risk management infrastructure, its financial strength and resources, and how it will monitor the Sub-Adviser’s performance of trading, portfolio management and operational services to the Funds. The Board also noted the extensive responsibilities that the Adviser will have as investment adviser to the Funds, including: adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and other transactions, reviewing the Funds’ performance, reviewing the proxies voted by the Adviser and oversight of the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that the Adviser will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. The Board discussed the extent of the Adviser’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.

Additionally, the Board received satisfactory responses from the representatives of the Adviser with respect to a series of questions, including: whether the Adviser was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Trust; and whether there are procedures in place to adequately allocate trades among its respective clients.

The Board reviewed the description provided on the practices for monitoring compliance with the Trust’s investment limitations, noting that the Adviser’s CCO would periodically review the portfolio managers’ performance of their duties to ensure compliance under the Adviser’s compliance program. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Trust would be satisfactory.

Performance

Because the Funds had not yet commenced operations, the Trustees could not consider past performance.

Fees and Expenses

As to the costs of the services to be provided by the Adviser, the Board discussed the comparison of advisory fees and total operating expense data and reviewed the Fund’s advisory fee, which is a unitary fee, and overall expenses compared to a peer group comprised of funds in the category constructed by the Adviser and the Sub-Adviser for each Fund, each of which had similar investment objectives and strategies to the relevant Fund. The Board was aware that under the unitary fee arrangement, the Adviser is contractually obligated to pay the fees of each of the Funds’ service providers, with the exception of the Adviser’s advisory fee, and certain other expenses. The Board considered the fact that the Adviser would charge the Fund an investment advisory fee of 99 basis points, subject to the Expense

26

Board Approval of Investment Advisory Agreement (Continued)	Tema ETF Trust

Limitation Agreement. The Board noted that the advisory fee for the Funds was in some cases greater than the highest ETF in the peer group, noting, however, that the peer ETFs included index or passive ETFs while the Fund will be actively managed. The Board concluded that based on the nature, quality and extent of the Adviser’s services to be provided to the Trust and comparative fee and expense data, the advisory fee charged by the Adviser and the estimated expenses for the Trust in respect of the Funds were reasonable.

Profitability

The Board considered the level of profits that could be expected to accrue to the Adviser with respect to the Trust based on profitability projections and analyses reviewed by the Board and the selected financial information of the Adviser provided by the Adviser to the Board. After review and discussion, the Board concluded the investment advisory relationship would initially be unprofitable to the Adviser and, once the Trust had sufficient assets, the anticipated profit from the Adviser’s relationship with the Trust would not be excessive.

Economies of Scale

As to the extent to which the Trust will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the Adviser’s expectations for growth of the Trust. The Board determined that because the Funds had not yet commenced operations, economies of scale were not a factor. The Board further determined, however, that to the extent that material economies of scale were to be achieved in the future, and such economies of scale had not been shared with the Funds, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals of the Investment Advisory Agreement. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels.

Fall-Out Benefits

The Board considered potential benefits to the Adviser from acting as investment adviser based on the potential success of the Funds, but that such benefits are not presently quantifiable. The Board noted that the Trust’s service providers are not affiliated with the Adviser, so that such services do not give rise to “fall-out” benefits for the Adviser and its affiliates.

APPROVAL OF SUB-ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

During the Meeting, the Board reviewed and discussed the written materials that were provided by The Board, including the Independent Trustees, reviewed: (i) the nature and quality of the advisory services to be provided by NEOS Investment Management, LLC (the “Sub-Adviser”), including the experience and qualifications of the personnel providing such services; (ii) the performance history of Tema Luxury ETF, Tema Monopolies and Oligopolies ETF, and Tema American Reshoring ETF (each a “Fund” and collectively the “Funds), noting that none of the Funds had not yet launched; (iii) the proposed fees and expense of the Funds, including the proposed sub-advisory fee to be paid by the Adviser to the Sub-Adviser; (iv) the anticipated profitability of the Funds to the Sub-Adviser; (v) potential economies of scale; (vi) possible fall-out benefits to the Sub-Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Sub-Adviser’s relationship with the Trust); and (vii) possible conflicts of interest. In considering the approval of the Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services

As to the nature, quality and extent of the services to be provided by the Sub-Adviser, the Board noted the experience of the portfolio management and personnel of the Sub-Adviser, including their experience in the investment field, education and industry credentials. The Board reviewed the presentation materials prepared by the Sub-Adviser describing its investment process. The Board received satisfactory responses from the Sub-Adviser with respect to a series of questions, including: whether the Sub-Adviser is involved in any lawsuits or pending regulatory actions. The Board discussed the Sub-Adviser’s compliance structure and broker-dealer selection process noting that the Funds would be actively managed equity funds. In consideration of the compliance policies and procedures for the Sub-Adviser included in the meeting materials, the Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services to be provided to the Trust would be satisfactory.

27

Board Approval of Investment Advisory Agreement (Continued)	Tema ETF Trust

Performance

As the Funds had not yet commenced operations, the Board was not able to consider past performance.

Fees and Expenses

As to the costs of the services to be provided by the Sub-Adviser, the Board discussed the sub-advisory fee payable by the Adviser to Sub-Adviser, pursuant to the Sub-Advisory Agreement. The Board considered that Sub-Adviser is to be paid by the Adviser and not by the Trust. The Adviser confirmed to the Board that the Adviser was of the opinion that the sub-advisory fees to be paid to the Sub-Adviser were reasonable in light of the anticipated quality of the services to be performed by the Sub-Adviser and the proposed division of services between the Adviser and Sub-Adviser. The Trustees discussed the total fees expected to be paid to the Sub-Adviser, and noted that the Sub-Adviser will receive no other compensation from the Trust or the Adviser, except the sub-advisory fee earned pursuant to the Sub-Advisory Agreement and payable by the Adviser. Based on the representations of the Adviser and Sub-Adviser and the meeting materials provided, the Board concluded that the sub-advisory fee to be paid to the Sub-Adviser was reasonable.

Profitability

As to profits to be realized by the Sub-Adviser, the Trustees noted that all sub-advisory fees will be paid by the Adviser, and not directly paid by the Trust. Consequently, the Board did not consider the costs of services provided by the Sub-Adviser or its profitability to be significant factors.

Economies of Scale

The Board determined that because the Funds had not yet commenced operations, economies of scale were not a factor. The Board further determined, however, that to the extent that material economies of scale were to be achieved in the future, and such economies of scale had not been shared with the Funds, the Board would seek to have those economies of scale shared with the Funds in connection with future renewals of the Sub-Advisor Agreement.

Fall-Out Benefits

The Board considered potential benefits to the Sub-Adviser from acting as sub-adviser to the Funds based on the potential success of the Funds, but that such benefits are not presently quantifiable. The Board noted that the Trust’s service providers are not affiliated with the Sub-Adviser, so that such services do not give rise to “fall-out” benefits for the Sub-Adviser and its affiliates.

28

Additional Information (Unaudited)	Tema ETF Trust

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds traded on the Exchanges at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available on the Funds’ website at www.temaetfs.com.

HOUSEHOLDING

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of the prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year to date as exhibits to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. They may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds’ website at www.temaetfs.com.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds uses to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAIs”). The SAI is available without charge upon request by calling toll-free at (833) 833-1311, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.temaetfs.com. Information on how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (833) 833-1311 or by accessing the website of the SEC.

TRUSTEES AND OFFICERS

Information regarding the Trustees and Officer is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (833) 833-1311, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Fund’s website at www.temaetfs.com.

Fund	Symbol	CUSIP
Tema American Reshoring ETF	RSHO	87975E602
Tema Monopolies and Oligopolies ETF	TOLL	87975E107
Tema Luxury ETF	LUX	87975E305
Tema Oncology ETF	CANC	87975E701
Tema Global Royalties ETF	ROYA	87975E404

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Adviser Tema Global Limited Brookfield Place 200 Vesey Street, Suite 24106 New York, New York 10281	Distributor Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Administrator, Fund Accountant & Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian U.S. Bank, N.A. Custody Operations 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212	Independent Registered Public Accounting Firm Cohen & Company, Ltd. 1835 Market Street, Suite 310 Philadelphia, PA 19103	Legal Counsel Thompson Hine LLP 1919 M Street, N.W., Suite 700 Washington, D.C. 20036-3537

TEMASAR082023

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures provide reasonable assurance that the information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)  Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tema ETF Trust

By:	/s/ Matthew Keeling
Matthew Keeling
President/Principal Executive Officer

Date	October 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew Keeling
Matthew Keeling
President/Principal Executive Officer

Date	October 26, 2023

By:	/s/ Josh Hunter
Josh Hunter
Treasurer/Principal Financial Officer

Date	October 26, 2023